New Accounting Standards	21 Months Ended
Sep. 30, 2020
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Standards

Note 2. New Accounting Standards

Adoption of New Accounting Standards

In November 2019, the FASB issued ASU No. 2019‑08, Compensation – Stock Compensation and Revenue from Contracts with Customers. This update requires an entity to measure and classify share-based payment awards that are granted to customers in accordance with Topic 718 whereby the amount recorded is measured as the fair value on the grant date. On June 19, 2019, the Company granted stock options which were recorded in accordance with this ASU at fair value on grant date.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016‑02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The lease liability is measured at the present value of the lease payments over the lease term with the right-of-use asset measured as the lease liability amount and including adjustments for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP. This ASU permitted a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption. On January 1, 2019, the Company adopted this standard using a modified retrospective adoption approach. The adoption resulted in the Company identifying three operating leases and one financial lease which were subject to this guidance. The impact to the Consolidated Statements of Comprehensive Income (Loss) was minimal. We identified four leases with net assets of $378,682 and $473,045, and lease liabilities of $428,851 and $526,108 for the nine months ended September 30, 2020 and the year ended December 31, 2019, respectively, and net assets of $470,132 and $592,065 and lease liabilities of $526,108 and $655,818 for the years ended December 31, 2019 and 2018, respectively.

On February 14, 2018, the FASB issued ASU No. 2018‑02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. It allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The ASU is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period for public business entities for reporting periods for which financial statements have not yet been issued. The Company has evaluated the impact of this update and has determined that this does not impact us currently due to not recording unrealized losses or gains net of tax. The Company has incurred net operating losses since inception so it does not record deferred tax assets or deferred tax liabilities due to establishing a valuation allowance.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (“ASU 2014‑09”), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The core principle of ASU 2014‑09 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU 2015‑14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date (“ASU 2015‑14”). This amendment deferred the effective date of the previously issued ASU 2014‑09 until the interim and annual reporting periods beginning after December 15, 2017. In addition, the FASB has issued four related ASU’s on principal versus agent guidance (ASU 2016‑08), identifying performance obligations and the licensing implementation guidance (ASU 2016‑10) a revision of certain SEC Staff Observer comments (ASU 2016‑11) and implementation guidance (ASU 2016‑12). The guidance permits two methods of transition upon adoption: full retrospective and modified retrospective. The Company adopted ASU 2014‑09 on January 1, 2018, and utilized the modified retrospective method. Insurance contracts, lease contracts and investments are not within the scope of ASU 2014‑09; therefore, this standard does not apply to the majority of our consolidated revenues. For the Company’s miscellaneous income, which is within the scope of this guidance, the Company reviewed its service fee income revenue streams and compared its historical accounting policies and practices to the new adopted standard. The Company believes its historical revenue recognition was materially consistent with the way we recognized service fee income as of December 31, 2019.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018‑15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computer Arrangement That is a Service Contract. Under ASU No. 2018‑15, the amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. In order to determine which costs can be capitalized, we are to follow the guidance in Subtopic 350‑40. Cost for implementation activities in the application development stage are capitalized depending on the nature of the costs, while costs incurred during the preliminary project and the post-implementation stage are expensed as the activities are performed. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments in this update should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Management has reviewed and evaluated the impact of this pending new standard and will implement this starting in fiscal year 2020. We reviewed our software enhancements as of September 30, 2020 to determine the impact of implementing ASU No. 2018‑12 and determined that none of those enhancements should be capitalized as they did not meet the requirements of this ASU.

Future adoption of New Accounting Standards

In January 2020, the FASB issued ASU No. 2020‑1, Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments in this Update clarify certain interactions between the guidance to account for certain equity securities under Topic 321, the guidance to account for investments under the equity method of accounting in Topic 323, and the guidance in Topic 815, which could change how an entity accounts for an equity security under the measurement alternative or a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with Topic 825, Financial Instruments. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. We are unable to determine the impact at this time of ASU No. 2020‑1 as we are still in the process of evaluating the standard.

In November 2018, the FASB issued ASU No. 2018‑10, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendments in this update include items brought to the Board’s attention by stakeholders to clarify the guidance in the amendments in ASU 2016‑13, Financial Instruments – Credit Losses (Topic 326) which was issued in June 2016. These updated amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326‑20. Under ASU 2016‑13, this replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to perform credit loss estimates. This update changes the methodology from an incurred loss to an expected credit loss. An allowance for the expected credit loss will be set up and the net income will be impacted. The credit losses will be evaluated in the current period and an adjustment to the allowance can be made. The new standard becomes effective after December 15, 2022. We are currently evaluating the impact of our pending adoption of the new standard on our consolidated financial statements.

In February 2020, the FASB issued ASU No. 2020‑02, Financials Services Instruments-Credit Losses (Topic 326), and Leases (topic 842). The amendments in this Update adds language to Accounting Bulletin N. 119. In November 2019, the FASB issued ASU No. 2019‑10, Financials Services Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (topic 842). The Board developed a philosophy to extend and simplify how effective dates are staggered between larger public companies and all other entities. For business entities that meet the definition of a smaller reporting company (“SRC”), the amendments in ASU 2018‑12 are effective for fiscal years beginning after December 15, 2021. In August 2018, the FASB issued ASU No. 2018‑12, Financial Services-Insurance (Topic 944). This update 1) modifies the timeliness of recognizing changes in the liability for future policy benefits and modifies the rate used to discount future cash flows, 2) simplifies the accounting for certain market-based options or guarantees associated with deposit contracts, 3) simplifies the amortization of deferred acquisition costs, and 4) addresses the effectiveness of the required disclosures. This ASU becomes effective for fiscal years, and interim periods within those years, beginning after December 15, 2023. We anticipate that the adoption of ASU 2018‑12 will have a broad impact on our consolidated financial statements and related disclosures and will require us to make changes to certain of our processes, systems, and controls. We are unable to determine the impact at this time of ASU No. 2018‑12 as we are still in the process of evaluating the standard.

In March 2020, the FASB issued ASU No. 2020‑03, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The scope of this amendment is to clarify the interaction of ASC 842 (Leases) and ASC 326 (credit losses). In November 2018, the FASB issued ASU No. 2018‑10, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendments in this update include items brought to the Board’s attention by stakeholders to clarify the guidance in the amendments in ASU 2016‑13, Financial Instruments – Credit Losses (Topic 326) which was issued in June 2016. These updated amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326‑20. Under ASU 2016‑13, this replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to perform credit loss estimates. This update changes the methodology from an incurred loss to an expected credit loss. An allowance for the expected credit loss will be set up and the net income will be impacted. The credit losses will be evaluated in the current period and an adjustment to the allowance can be made. The new standard becomes effective after December 15, 2022. We are currently evaluating the impact of our pending adoption of the new standard on our consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.  The scope of this amendment is a reaction to the global markets’ planned shift away from using major interbank reference rates, including the London Interbank Offered Rate (LIBOR). This amendment was issued to ease the burden of accounting for contract modifications related to reference rate reform. The amendments in ASU 2020-04 create a new Topic in the Codification, ASC 848, Reference Rate Reform, which contains guidance that is designed to simplify how entities account for contracts that are modified to replace LIBOR or other benchmark interest rates with new rates. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022.